Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 884,464,658	$ 883,613,429
Foreign Currency Translation	4,778,254	851,229
Closing balance	889,242,912	884,464,658
Enel Colina S.A. [Member] | Enel Colina S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	90,462,357	90,462,357
Closing balance	90,462,357	90,462,357
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	756,642,815	756,642,815
Closing balance	756,642,815	756,642,815
Enel Green Power Chile S.A. [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	25,462,793	24,845,615
Foreign Currency Translation	3,464,440	617,178
Closing balance	28,927,233	25,462,793
Geotrmica del Norte [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	95,607	93,290
Foreign Currency Translation	13,008	2,317
Closing balance	108,615	95,607
Parque Elico Talinay Oriente [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	9,560,608	9,328,874
Foreign Currency Translation	1,300,806	231,734
Closing balance	$ 10,861,414	$ 9,560,608